Income taxes - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Abstract]
Applicable statutory tax rate	27.00%	27.00%
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	$ (3,463)	$ (3,044)	$ (2,726)
Non-capital tax loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carryforward	215	645
Deferred tax asset	31	129	$ 17
Unused tax losses for which no deferred tax asset recognised	93	167
Non-capital tax loss carryforwards | MTS
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carryforward	122	478
Capital loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carryforward	$ 734	$ 806